Fair Value Measurements (FY)	12 Months Ended
Dec. 31, 2022
Fair Value Measurements [Abstract]
Fair Value Measurements
6. Fair Value Measurements
The following table summarizes the Company’s financial assets that are measured at fair value on a recurring basis:

	As of December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash equivalents(1)
Level 1:
Money market funds	$109	$—	$—	$109
Marketable securities
Level 2:
Corporate bonds	7,742	6	(125)	7,623
U.S. Treasury securities	2,226	6	(4)	2,228
Level 2 total	9,968	12	(129)	9,851
Total	$10,077	$12	$(129)	$9,960

(1)	Included in cash and cash equivalents in the Consolidated Balance Sheet at December 31, 2022
The Company uses quoted prices in active markets for identical assets to determine the fair value of its Level 1 investments. The fair value of Level 2 investments is determined using pricing based on quoted market prices or alternative market observable inputs.
The fair value of the Company’s marketable securities as of December 31, 2022, by remaining contractual maturities, were as follows:

	As of December 31, 2022
	Corporate Bonds	U.S. Treasury Securities	Total
Due within one year	$3,660	$1,073	$4,733
Due within one to five years	3,963	1,155	5,118
Total	$7,623	$2,228	$9,851